Income tax	12 Months Ended
Dec. 31, 2018
Income tax
Income tax

6. Income tax

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Current tax:
Current tax for the year	103	99	69
Adjustments in respect of prior years	6	1	(20)
Total current tax	109	100	49
Deferred tax:
Deferred tax for the year	(58)	(134)	(11)
Adjustments in respect of prior years	(7)	(6)	28
Total deferred tax	(65)	(140)	17
Income tax charge/(credit)	44	(40)	66

Reconciliation of income tax charge/(credit) and the (loss)/profit before tax multiplied by the Group’s domestic tax rate for 2018, 2017 and 2016 is as follows:

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Loss before tax	(219)	1	(106)
Loss before tax multiplied by the standard rate of Luxembourg corporation tax: 26.01% (2017: 27.08%; 2016: 29.22%)	(57)	—	(31)
Tax losses for which no deferred income tax asset was recognized	16	—	1
Re-measurement of deferred taxes	(4)	(79)	(6)
Adjustment in respect of prior years	(1)	(5)	8
Income subject to state and other local income taxes	18	17	10
Income taxed at rates other than standard tax rates	6	(19)	21
Non-deductible items	60	36	66
Other	6	10	(3)
Income tax charge/(credit)	44	(40)	66

The total income tax charge/(credit) outlined above for each year includes tax credits of $54 million in 2018 (2017: $138 million; 2016: $49 million) in respect of exceptional items, being the tax effect of the items set out in Note 4. The $138 million exceptional income tax credit recognized in the year ended December 31, 2017 includes a credit of $78 million on remeasurement of deferred tax positions following the enactment of the Tax Cuts and Jobs Act of 2017 (“TCJA”) in the United States of America.